Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	₩ 329,236	₩ 450,638	₩ 627,783
Posco [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans to related parties during the year			₩ 2,950
Posco [member] | Loans [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	₩ 2,950